Balance sheet information - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2021
Restructuring reserve, current		$ 247
Payments for restructuring	$ 247
Amortization expense		27,565	$ 26,252	$ 26,622
Amortization expense included in inventory		7,455	6,416	7,766
Expected future amortization, year one		28,262			$ 4,475
Expected future amortization, year two		23,910			4,381
Expected future amortization, year three		22,297			4,350
Expected future amortization, year four		22,297			$ 4,350
Expected future amortization, year five		21,259
Bio Ventus LLC
Depreciation		2,106	2,579	$ 3,439
Goodwill, Increase (Decrease)		0	$ 0
Distribution rights | Accounts Payable
Finite lived intangible assets acquired		$ 1,000
Acquired finite lived intangible assets, Weighted average useful life		8 years
Reclassification Of IPRD | Developed Technology Rights | Bio Ventus LLC
Finite lived intangible assets acquired		$ 9,650
Acquired finite lived intangible assets, Weighted average useful life		10 years